ACCRUED LIABILITIES AND OTHER PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2025	2024

Amount due to Fastnet technology Co Ltd.	$554,591	$503,405
Others	197,927	221,780
	$752,518	$725,185